LOANS PAYABLE (Details Narrative) - USD ($)	Mar. 20, 2023	Sep. 30, 2020	Jul. 16, 2020	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Proceeds from construction loans payable	$ 300,000
Debt interest rate	8.00%		3.75%
Payments of loan costs	$ 15,302
Payments of repaid cost.	$ 500,000
Loan payable				$ 400,000	$ 405,314	$ 405,314
Debt interest rate			3.75%
SLG Innovation Inc [Member]
Short-Term Debt [Line Items]
Loan payable				264,379	264,379
Promissory Note [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable		$ 150,000	$ 150,000
Promissory Note [Member] | SLG Innovation Inc [Member]
Short-Term Debt [Line Items]
Loan payable				$ 264,379	$ 264,379
Proceeds from notes payable		$ 150,000
EIDL Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, periodic payment			$ 731
Debt instrument term			30 years
EIDL Loan [Member] | SLG Innovation Inc [Member]
Short-Term Debt [Line Items]
Debt interest rate		3.75%
Debt instrument, periodic payment		$ 731
Debt instrument term		30 years